UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 11, 2011
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 95

Form 13F Information Table Value Total: $1,269,561 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ADTRAN INC                    COM               00738A106     827         22,850   SH        DEFINED    1, 2      22,850
AGRIUM INC                    COM               008916108     734          8,000   SH        DEFINED    1, 2       8,000
AK STL HLDG CORP              COM               001547108     165         10,100   SH        DEFINED    1, 2      10,100
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4  37,237     36,800,000   PRN       DEFINED    1, 2  36,800,000
ALLOT COMMUNICATIONS LTD      SHS               M0854Q105     258         22,200   SH        DEFINED    1, 2      22,200
AMGEN INC                     NOTE 0.125% 2/0   031162AN0   9,259      9,300,000   PRN       DEFINED    1, 2   9,300,000
APPLE INC                     COM               037833100     942          2,920   SH        DEFINED    1, 2       2,920
ASHFORD HOSPITALITY TR INC    COM SHS           044103109   4,825        500,000   SH        DEFINED    1, 2     500,000
BANK OF NEW YORK MELLON CORP  COM               064058100     362         12,000   SH        DEFINED    1, 2      12,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2   8,180      7,990,000   PRN       DEFINED    1, 2   7,990,000
BELO CORP                     COM SER A         080555105  26,861      3,793,965   SH        DEFINED    1, 2   3,793,965
BORGWARNER INC                COM               099724106     970         13,400   SH        DEFINED    1, 2      13,400
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0   2,511      2,500,000   PRN       DEFINED    1, 2   2,500,000
BOYD GAMING CORP              COM               103304101   5,300        500,000   SH        DEFINED    1, 2     500,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8   8,811      8,828,000   PRN       DEFINED    1, 2   8,828,000
CELANESE CORP DEL             COM SER A         150870103     906         22,000   SH        DEFINED    1, 2      22,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1   159864AB3   6,974      7,000,000   PRN       DEFINED    1, 2   7,000,000
CIT GROUP INC                 COM NEW           125581801   9,420        200,000   SH        DEFINED    1, 2     200,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3  45,038     46,016,000   PRN       DEFINED    1, 2  46,016,000
CONSOL ENERGY INC             COM               20854P109   1,097         22,500   SH        DEFINED    1, 2      22,500
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0  22,758     23,222,000   PRN       DEFINED    1, 2  23,222,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5  12,216     12,247,000   PRN       DEFINED    1, 2  12,247,000
CUMULUS MEDIA INC             CL A              231082108   3,203        743,234   SH        DEFINED    1, 2     743,234
DARLING INTL INC              COM               237266101     662         49,843   SH        DEFINED    1, 2      49,843
E M C CORP MASS               COM               268648102     923         40,300   SH        DEFINED    1, 2      40,300
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   4,382        337,050   PRN       DEFINED    1, 2     337,050
ENTRAVISION COMMUNICATIONS C  CL A              29382R107  10,019      3,898,558   SH        DEFINED    1, 2   3,898,558
EQUINIX INC                   NOTE 2.500% 4/1   29444UAF3  30,335     29,900,000   PRN       DEFINED    1, 2  29,900,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5   2,570      2,500,000   PRN       DEFINED    1, 2   2,500,000
FLUOR CORP NEW                COM               343412102   1,027         15,500   SH        DEFINED    1, 2      15,500
FORD MTR CO CAP TR II         PFD TR CV 6.5%    345395206  41,250        800,000   PRN       DEFINED    1, 2     800,000
FORD MTR CO DEL               COM PAR $0.01     345370860   1,066         63,500   SH        DEFINED    1, 2      63,500
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0  16,408     16,850,000   PRN       DEFINED    1, 2  16,850,000
GENERAL CABLE CORP DEL NEW    FRNT 4.500% 11/1  369300AL2  45,574     38,500,000   PRN       DEFINED    1, 2  38,500,000
GOOGLE INC                    CL A              38259P508     725          1,220   SH        DEFINED    1, 2       1,220
GREAT WOLF RESORTS INC        COM               391523107   2,610      1,000,000   SH        DEFINED    1, 2   1,000,000
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2   9,703     10,200,000   PRN       DEFINED    1, 2  10,200,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5   4,833      4,900,000   PRN       DEFINED    1, 2   4,900,000
HERCULES OFFSHORE INC         COM               427093109  11,573      3,325,571   SH        DEFINED    1, 2   3,325,571
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6  15,344     16,897,000   PRN       DEFINED    1, 2  16,897,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3  35,961     36,602,000   PRN       DEFINED    1, 2  36,602,000
ILLINOIS TOOL WKS INC         COM               452308109     764         14,300   SH        DEFINED    1, 2      14,300
INLAND REAL ESTATE CORP       NOTE 4.625% 11/1  457461AB7   4,597      4,600,000   PRN       DEFINED    1, 2   4,600,000
INTERNET HOLDRS TR            DEPOSIT RCPT      46059W102     737         10,200   SH        DEFINED    1, 2      10,200
INVESCO LTD                   SHS               G491BT108     265         11,000   SH        DEFINED    1, 2      11,000
ISLE OF CAPRI CASINOS INC     COM               464592104  16,642      1,628,336   SH        DEFINED    1, 2   1,628,336
KAISER ALUMINUM CORP          COM PAR $0.01     483007704     862         17,211   SH        DEFINED    1, 2      17,211
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5   3,494      3,790,000   PRN       DEFINED    1, 2   3,790,000
KRONOS WORLDWIDE INC          COM               50105F105     831         19,558   SH        DEFINED    1, 2      19,558
LIBERTY GLOBAL INC            NOTE 4.500% 11/1  530555AB7  31,806     21,500,000   PRN       DEFINED    1, 2  21,500,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4   4,195      4,200,000   PRN       DEFINED    1, 2   4,200,000
LIN TV CORP                   CL A              532774106   9,463      1,785,413   SH        DEFINED    1, 2   1,785,413
LINCOLN NATL CORP IND         COM               534187109     662         23,800   SH        DEFINED    1, 2      23,800
LIVEPERSON INC                COM               538146101     904         80,000   SH        DEFINED    1, 2      80,000
LSB INDS INC                  COM               502160104     461         19,012   SH        DEFINED    1, 2      19,012
MCDERMOTT INTL INC            COM               580037109     652         31,500   SH        DEFINED    1, 2      31,500
MEAD JOHNSON NUTRITION CO     COM               582839106     697         11,200   SH        DEFINED    1, 2      11,200
MEDIFAST INC                  COM               58470H101     767         26,560   SH        DEFINED    1, 2      26,560
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0   9,265      9,300,000   PRN       DEFINED    1, 2   9,300,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3   8,610      8,400,000   PRN       DEFINED    1, 2   8,400,000
MICROSOFT CORP                COM               594918104     977         35,000   SH        DEFINED    1, 2      35,000
MONSANTO CO NEW               COM               61166W101   1,059         15,200   SH        DEFINED    1, 2      15,200
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   6,460      1,078,444   SH        DEFINED    1, 2   1,078,444
NUVASIVE INC                  NOTE 2.250% 3/1   670704AB1   8,918      9,300,000   PRN       DEFINED    1, 2   9,300,000
ON SEMICONDUCTOR CORP         COM               682189105     900         91,098   SH        DEFINED    1, 2      91,098
PHH CORP                      NOTE 4.000% 4/1   693320AH6  55,071     45,000,000   PRN       DEFINED    1, 2  45,000,000
PIONEER NAT RES CO            COM               723787107     868         10,000   SH        DEFINED    1, 2      10,000
RADIO ONE INC                 CL D NON VTG      75040P405   2,509      2,240,381   SH        DEFINED    1, 2   2,240,381
REGIS CORP MINN               NOTE 5.000% 7/1   758932AA5  25,376     20,000,000   PRN       DEFINED    1, 2  20,000,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2  10,238     10,000,000   PRN       DEFINED    1, 2  10,000,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  15,174     15,800,000   PRN       DEFINED    1, 2  15,800,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0   78388JAN6  77,817     69,635,000   PRN       DEFINED    1, 2  69,635,000
SCHOOL SPECIALTY INC          COM               807863105     152         10,896   SH        DEFINED    1, 2      10,896
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9  25,479     26,199,000   PRN       DEFINED    1, 2  26,199,000
SESI L L C                    FRNT 1.500% 12/1  78412FAH7  64,843     64,400,000   PRN       DEFINED    1, 2  64,400,000
SHAW GROUP INC                COM               820280105     702         20,500   SH        DEFINED    1, 2      20,500
SPDR GOLD TRUST               GOLD SHS          78463V107  69,360        500,000   SH        DEFINED    1, 2     500,000
SPX CORP                      COM               784635104     865         12,100   SH        DEFINED    1, 2      12,100
STARR SURGICAL CO             COM PAR $0.01     852312305      95         15,628   SH        DEFINED    1, 2      15,628
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0   6,708      6,500,000   PRN       DEFINED    1, 2   6,500,000
TECH DATA CORP                DBCV 2.750% 12/1  878237AE6  15,449     14,900,000   PRN       DEFINED    1, 2  14,900,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5  65,573     59,959,000   PRN       DEFINED    1, 2  59,959,000
TITANIUM METALS CORP          COM NEW           888339207     172         10,000   SH        DEFINED    1, 2      10,000
TRANSDIGM GROUP INC           COM               893641100     792         11,000   SH        DEFINED    1, 2      11,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6   7,670      8,100,000   PRN       DEFINED    1, 2   8,100,000
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106     912         17,300   SH        DEFINED    1, 2      17,300
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2  26,510     26,545,000   PRN       DEFINED    1, 2  26,545,000
UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1   910197AM4   5,507      5,500,000   PRN       DEFINED    1, 2   5,500,000
VERIFONE SYS INC              NOTE 1.375% 6/1   92342YAB5  17,363     16,227,000   PRN       DEFINED    1, 2  16,227,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4 171,573    155,007,000   PRN       DEFINED    1, 2 155,007,000
VORNADO RLTY L P              DBCV 3.625% 11/1  929043AE7  12,120     12,000,000   PRN       DEFINED    1, 2  12,000,000
WABCO HLDGS INC               COM               92927K102   1,127         18,500   SH        DEFINED    1, 2      18,500
WEBMD HEALTH CORP             COM               94770V102   4,415         86,462   SH        DEFINED    1, 2      86,462
WESCO INTL INC                DBCV 6.000% 9/1   95082PAH8  26,511     12,984,000   PRN       DEFINED    1, 2  12,984,000
WILLIAMS COS INC DEL          COM               969457100     803         32,500   SH        DEFINED    1, 2      32,500

